Earnings per share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per share
Earnings per share

The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2013	2012	2011

Net income available to stockholders	2,653	1,108	1,401
Effect of dilution	38	37	45
Diluted net income available to stockholders	2,691	1,145	1,446

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(In US$ millions)	2013	2012	2011
Basic earnings per share:
Weighted average number of common shares outstanding	469	469	459
Diluted earnings per share:
Weighted average number of common shares outstanding	22	20	28
Effect of dilutive share options	1	1	1
Weighted average number of common shares outstanding adjusted for the effects of dilution	492	490	488

(In US$)	2013	2012	2011

Basic Earnings per share	5.66	2.37	3.05
Diluted earnings per share	5.47	2.34	2.96